IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated August 1, 2019 to the Prospectus
dated January 31, 2019 for the IVA Worldwide Fund and IVA International Fund

Shareholders are hereby notified that, effective August 1, 2019, the distributor of IVA Worldwide Fund and IVA International Fund (the “Funds”) is Foreside Fund Services, LLC (the “Distributor”), pursuant to a Distribution Agreement dated August 1, 2019, between the Funds and the Distributor. All references to IVA Funds Distributors, LLC are hereby deleted and replaced with Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

Please retain this supplement for future reference.

IVA FIDUCIARY TRUST

IVA Worldwide Fund

IVA International Fund

Supplement dated August 1, 2019 to the
Statement of Additional Information dated January 31, 2019 for the IVA Worldwide Fund and
IVA International Fund

Shareholders are hereby notified that, effective August 1, 2019, the distributor of IVA Worldwide Fund and IVA International Fund (the “Funds”) is Foreside Fund Services, LLC (the “Distributor”), pursuant to a Distribution Agreement dated August 1, 2019, between the Funds and the Distributor. All references to IVA Funds Distributors, LLC are hereby deleted and replaced with Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, ME 04101.

Please retain this supplement for future reference.